Leases - Maturities of the Company's operating lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Maturities of the Company's operating lease liabilities
2025 (remaining six months)	$ 64
2026	129	$ 126
2027	88	129
Total lease payments	281	343
Less: imputed interest	(27)	(39)
Present value of lease liabilities	254	304
Less: operating lease liabilities, current portion	109	103	$ 93
Operating lease liabilities, net of current portion	$ 145	$ 201	$ 275